EMPLOYEE BENEFIT PLANS AND POSTRETIREMENT BENEFITS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Postemployment Benefits [Abstract]
Reduction of plan liability	$ 527	$ 527	$ 527	$ 527
Amortization period of retirement benefits payable	4 years 6 months	4 years 6 months	4 years 6 months	4 years 6 months
Benefits modification amortization	$ 30	$ 30	$ 60	$ 60